Total Capital and Net Income Per Unit - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended	9 Months Ended
	Oct. 05, 2016	Oct. 31, 2016	Sep. 30, 2016	Sep. 30, 2015
Capital Unit [Line Items]
Quarterly cash distribution per unit, threshold, below in 2016 and above in 2015 (usd per share)			$ 0.4625	$ 0.4625
Teekay Corporation [Member]
Capital Unit [Line Items]
General Partner's proportionate contribution, percentage			2.00%
Public [Member]
Capital Unit [Line Items]
Unit held by public, percentage			68.30%
Series A Preferred Units [Member] | Subsequent Event [Member]
Capital Unit [Line Items]
Number of units issued in public offering (in units)	5,000,000	5,000,000
Dividend rate on preferred stock, percentage	9.00%	9.00%
Net proceeds from units issued in public offering (in units)	$ 120.7	$ 120.7